INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
INVENTORIES [Abstract]
Coal stockpiles	$ 190	$ 0
Current consumables and spares	540	0
Inventories	$ 730	$ 0